Transamerica Seriessm Classicsm Variable Annuity
                                    Issued by
                 Transamerica Life Insurance and Annuity Company

                              Separate Account VA-6


                         Supplement Dated June 25, 1999

                                       To

                          Prospectus Dated May 1, 1999


The following information supplements the Prospectus. You should read it together with the Prospectus.


     1. The Portfolio Expense fees for the OCC Accumulation Trust Small Cap shown on page 6 are changed to read:

                                                                                          Total
                                                     Management          Other           Annual
                                                          Fees                  ExpensesExpenses

           OCC Accumulation Trust Small Cap            0.80%            0.08%            0.88%

2.      The 1 Year expenses in Example 3 on page 9 are changed to read:

                                            --------------
                                               1 Year
                                            --------------
      --------------------------------------
      Alger American Income & Growth             $73
      Alliance VPF Growth & Income               $73
      Alliance VPF Premier Growth                $76
      Dreyfus VIF Capital Appreciation           $74
      Dreyfus VIF Small Cap                      $73
      Janus Aspen Series Balanced                $73
      Janus Aspen Series Worldwide Growth        $73
      MFS VIT Emerging Growth                    $74
      MFS VIT Growth with Income                 $74
      MFS VIT Research                           $74
      MSDW UF Fixed Income                       $73
      MSDW UF High Yield                         $74
      MSDW UF International Magnum               $77
      OCC Accumulation Trust Managed             $74
      OCC Accumulation Trust Small Cap           $74
      Transamerica VIF Growth                    $74
      Transamerica VIF Money Market              $72
      ----------------------------------------------------

3.      The 1 Year expenses in Example 6 on page 10 are changed to read:

                                            ---------------
                                                1 Year
                                            ---------------
      --------------------------------------
      Alger American Income & Growth             $73
      Alliance VPF Growth & Income               $73
      Alliance VPF Premier Growth                $77
      Dreyfus VIF Capital Appreciation           $74
      Dreyfus VIF Small Cap                      $74
      Janus Aspen Series Balanced                $73

                                   Page 1 of 2

      Janus Aspen Series Worldwide Growth        $73
      MFS VIT Emerging Growth                    $75
      MFS VIT Growth with Income                 $75
      MFS VIT Research                           $75
      MSDW UF Fixed Income                       $73
      MSDW UF High Yield                         $74
      MSDW UF International Magnum               $78
      OCC Accumulation Trust Managed             $74
      OCC Accumulation Trust Small Cap           $75
      Transamerica VIF Growth                    $75
      Transamerica VIF Money Market              $72
      -----------------------------------------------------

4. The second paragraph in the description of the The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. on page 15 is changed to read:

           Adviser: Alliance Capital Management L.P.
           Management Fee: 0.625%

5. The second paragraph in the description of the The Managed Portfolio of the OCC Accumulation Trust on page 17 is changed to read:

           Adviser: OpCap Advisers.
           Management  Fee:  0.80% of the first $400  million  plus 0.75% of next $400 million plus 0.70% of
           the assets over $800 million.

6. The second paragraph in the description of the Small Cap Portfolio of the OCC Accumulation Trust on page 18 is changed to read:

           Adviser: OpCap Advisers.
           Management Fee: 0.80% of the first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.

7. The Special Dollar Cost Averaging Option sections appearing on page 24 and in Appendix A on page 48 are changed, in their entirety, to read:

           Special Dollar Cost Averaging Option

           (May not be available in all states. See contract for availability of the fixed account options.)

           When you apply for the contract, you may elect to allocate the entire initial purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

           Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost
           Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

                Transamerica Seriessm Catalystsm Variable Annuity
                                    Issued by
                 Transamerica Life Insurance and Annuity Company

                              Separate Account VA-6


                         Supplement Dated June 25, 1999

                                       To

                          Prospectus Dated May 1, 1999


The following information supplements the Prospectus. You should read it together with the Prospectus.


     1. The Portfolio Expense fees for the OCC Accumulation Trust Small Cap shown on page 6 are changed to read:

                                                                                          Total
                                                     Management          Other           Annual
                                                          Fees                  ExpensesExpenses

           OCC Accumulation Trust Small Cap            0.80%            0.08%            0.88%

2.      The 1 Year expenses in Example 3 on page 9 are changed to read:

                                                       --------------
                                                          1 Year
                                                       --------------
      -------------------------------------------------
      Alger American Income & Growth                        $94
      Alliance VPF Growth & Income                          $95
      Alliance VPF Premier Growth                           $98
      Dreyfus VIF Capital Appreciation                      $95
      Dreyfus VIF Small Cap                                 $95
      Janus Aspen Series Balanced                           $95
      Janus Aspen Series Worldwide Growth                   $94
      MFS VIT Emerging Growth                               $96
      MFS VIT Growth with Income                            $96
      MFS VIT Research                                      $96
      MSDW UF Fixed Income                                  $94
      MSDW UF High Yield                                    $95
      MSDW UF International Magnum                          $99
      OCC Accumulation Trust Managed                        $95
      OCC Accumulation Trust Small Cap                      $96
      Transamerica VIF Growth                               $96
      Transamerica VIF Money Market                         $93
      ---------------------------------------------------------------

3.      The 1 Year expenses in Example 6 on page 11 are changed to read:

                                                       --------------
                                                          1 Year
                                                       --------------
      -------------------------------------------------
      Alger American Income & Growth                        $97
      Alliance VPF Growth & Income                          $97
      Alliance VPF Premier Growth                          $101
      Dreyfus VIF Capital Appreciation                      $98
      Dreyfus VIF Small Cap                                 $98
      Janus Aspen Series Balanced                           $97

                                   Page 1 of 2
      Janus Aspen Series Worldwide Growth                   $97
      MFS VIT Emerging Growth                               $98
      MFS VIT Growth with Income                            $99
      MFS VIT Research                                      $98
      MSDW UF Fixed Income                                  $97
      MSDW UF High Yield                                    $98
      MSDW UF International Magnum                         $101
      OCC Accumulation Trust Managed                        $98
      OCC Accumulation Trust Small Cap                      $99
      Transamerica VIF Growth                               $98
      Transamerica VIF Money Market                         $96
      ---------------------------------------------------------------

4. The second paragraph in the description of the The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. on page 16 is changed to read:

           Adviser: Alliance Capital Management L.P.
           Management Fee: 0.625%

5. The second paragraph in the description of the The Managed Portfolio of the OCC Accumulation Trust on page 18 is changed to read:

           Adviser: OpCap Advisers.
           Management Fee: 0.80% of the first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.

6. The second paragraph in the description of the Small Cap Portfolio of the OCC Accumulation Trust on page 18 is changed to read:

           Adviser: OpCap Advisers.
           Management Fee: 0.80% of the first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.

     7. The Special Dollar Cost Averaging Option sections appearing on page 26 and in Appendix A on page 51 are changed, in their entirety, to read:

           Special Dollar Cost Averaging Option

           (May not be available in all states. See contract for availability of the fixed account options.)

           When you apply for the contract, you may elect to allocate the entire initial purchase payment to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the contract. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

           Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost
           Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.





                                   Page 2 of 2